Share-based compensation	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation
Share Purchase Plan 2013 and Share Purchase Plan 2016
The Share Purchase Plan 2013 and Share Purchase Plan 2016 were both terminated on May 15, 2020. All compensation expense relating to the Share Purchase Plan 2013 was recognized in prior periods. The amount of expense under the Share Purchase Plan 2016 for all awards recognized for services received during the three months ended March 31, 2021 and 2020 are nil and KUSD 992, respectively.
Incentive Plan 2014
All existing awards under the Incentive Plan 2014 vested and were settled in shares upon the completion of the May 19, 2020 IPO. For participants whose awards had an exercise price greater than USD 19.00 — i.e., were “out-of-the-money” — the Company made an equal number of new awards under the Equity Incentive Plan 2019 (see below) with an exercise price of USD 19.00 and with a vesting period of only three years instead of the usual four years. These new awards have been accounted for as a modification of the previous awards under the Incentive Plan 2014. Accordingly, the original compensation expense calculated for the old awards that were “out-of-the-money” will continue to be recognized over their remaining vesting period while the expense to be recognized for the new awards under the Equity Incentive Plan 2019 will be limited to the incremental fair value of the new awards over the fair value, as of May 15, 2020, of the old awards. The amounts of expense for all awards recognized for services received during the three months ended March 31, 2021 and 2020 are nil and KUSD 182, respectively.
Equity Incentive Plan 2019
In November 2019, the Company adopted the Equity Incentive Plan 2019. Under the Equity Incentive Plan 2019, the Company may at its discretion grant to plan participants, such as directors, certain employees and service providers, awards in the form of restricted shares and restricted share units (“RSUs”), share options, share appreciation rights, performance awards and other share-based awards. The Company has reserved 7,820,000 common shares for future issuance under the Equity Incentive Plan 2019, which include common shares pursuant to share-based equity awards issued to date. As of March 31, 2021, the Company has 1,063,893 common shares available for the future issuance of share-based equity awards. On March 22, 2021, the Company issued its first annual equity award which was approved by the Compensation Committee of the Board of Directors and consisted of 1,592,651 share options and 377,255 RSUs. As of March 31, 2021, the Company has only granted share options and RSUs under the Equity Incentive Plan 2019.

As of March 31, 2021, the cumulative amount recorded as an increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet of the Equity Incentive Plan 2019 was KUSD 49,449. The amount of expense for all awards recognized for services received during the three months ended March 31, 2021 and 2020 were KUSD 13,951 and KUSD 2,616 respectively.
Share Options
Pursuant to the Equity Incentive Plan 2019, the Company may grant share options to its directors, certain employees and service providers working for the benefit of the Company at the time. The exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE. The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term of each share option award granted is ten years. Under the grant, the options may be settled only in common shares of the Company. Therefore, the grants of share options under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the
Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three months ended March 31, 2021, and 2020 is KUSD 12,692 and KUSD 2,616, respectively.
The following table summarizes the share option awards outstanding as of March 31, 2021:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2020	26.45	4,276,973	9.29
Granted	28.92	1,958,246	9.93
Forfeited	21.73	(44,090)	N/A
Exercised	18.75	(155)	N/A
March 31, 2021	27.27	6,190,974	9.35
Awards outstanding as of March 31, 2021 and December 31, 2020, expire through 2031. No awards have expired. The options granted during the quarter ended March 31, 2021, primarily related to the Company's first annual equity award of 1,592,651 options. The weighted-average grant-date fair value of these options was USD 20.53 per share. As of March 31, 2021, 679,874 awards are vested and exercisable out of the total outstanding awards of 6,190,974 common shares. The weighted average strike price and weighted average remaining life for vested and exercisable awards is USD 18.75 and 8.91 years, respectively.
The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company has used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The fair values of the options granted during the three months ended March 31, 2021 were determined on the date of the grant using the following assumptions:

Three Months Ended
March 31, 2021
Share price	$27.32 - $32.22
Strike price	$27.32 - $32.22
Expected volatility	85%
Award life	5.50-6.08
Expected dividends	0%
Risk-free interest rate	0.51% - 1.12%
The expected volatility was based on the Company’s historical volatility and selected volatility determined by median values observed among other comparable public companies.
The award life is based on the time interval between the date of grant and the date during the ten-year life after which, when making the grant, the Company expected on average that participants would exercise their options.
RSUs
Pursuant to the Equity Incentive Plan 2019, the Company may grant RSUs to its directors, certain employees and service providers working for the benefit of the Company at the time. The awards generally vest annually over a period of three years commencing on the first anniversary of the date of grant. Under the grant, the RSUs may be settled only in common shares of the Company. Therefore, the grants of RSUs under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three months ended March 31, 2021, and 2020 is KUSD 1,259 and KUSD nil, respectively.

	Number of awards	Weighted average grant date fair value
December 31, 2020	149,984	46.50
Granted	412,099	28.70
March 31, 2021	562,083	33.45
The RSUs granted during the quarter primarily related to the first annual equity award. There were no vested RSUs during the three months ended March 31, 2021.
Share-based Compensation Reserves
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended
(in KUSD)	March 31, 2021	March 31, 2020
Incentive Plan 2014	—	182
Share Purchase Plan 2016	—	992
Equity Incentive Plan 2019 - Share Options	12,692	2,616
Equity Incentive Plan 2019 - RSUs	1,259	—
Total	13,951	3,790